SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION
SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2019	2018	2017
Trade receivables and other current assets	$(41)	$(122)	$(40)
Accounts payable and accrued liabilities	8	32	32
Other assets and liabilities	(54)	22	(17)
	$(87)	$(68)	$(25)